Taxation - Differences from Theoretical Amount that would Arise from Using the Weighted-Average Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Tax calculated at the tax rates applicable to profits in the respective countries	$ (103,860)	$ (43,827)	$ (54,291)
Non-deductible items	(1,616)	(1,921)	(3,459)
Effect of the changes in the statutory income tax rate in Argentina	1,280	(2,237)	(31,962)
Unused tax losses	0	0	482
Tax losses where no deferred tax asset was recognized	(706)	(107)	0
Non-taxable income	19,994	16,879	13,604
Previously unrecognized tax losses now recouped to reduce tax expenses	38,646	19,419	38,121
Effect of IAS 29 and tax adjustment per inflation in Argentina	(29,526)	(18,195)	(6,402)
Others	(2,885)	3,231	70
Income tax expense	(78,673)	(26,758)	$ (43,837)
Argentina
Income Taxes [Abstract]
Deferred tax asset, inflation adjustment	121,900
2022 | Argentina
Income Taxes [Abstract]
Deferred tax asset, inflation adjustment		$ 16,044
2023 | Argentina
Income Taxes [Abstract]
Deferred tax asset, inflation adjustment	$ 37,151